Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,686,873	$ 1,694,444
Accumulated Amortization	591,655	516,722
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	118,034	124,015
Accumulated Amortization	66,303	61,061
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	321,019	319,158
Accumulated Amortization	129,081	116,995
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,247,820	1,251,271
Accumulated Amortization	$ 396,271	$ 338,666